Basis of Accounting	3 Months Ended
Apr. 30, 2018
Basis Of Presentation [Abstract]
Basis of Accounting
Basis of Accounting

The unaudited condensed consolidated interim financial statements of Summit Therapeutics plc ('Summit') and its subsidiaries (the 'Group') for the three months ended April 30, 2018 have been prepared in accordance with IAS 34 'Interim Financial Reporting', other International Financial Reporting Standards ('IFRS') and International Financial Reporting Interpretations Committee (‘IFRIC’) interpretations as issued by the International Accounting Standards Board and with those parts of the Companies Act 2006 applicable to companies reporting under IFRS including those applicable to accounting periods ending January 31, 2019 and the accounting policies set out in Summit’s consolidated financial statements. There have been no changes to the accounting policies as contained in the annual consolidated financial statements as of and for the year ended January 31, 2018 other than as described below. They do not include all the statements required for full annual financial statements, and should be read in conjunction with the consolidated financial statements of the Group as at January 31, 2018.

These unaudited condensed consolidated interim financial statements were authorized for issue by the Board of Directors on June 5, 2018.
The Group expects it will need to raise additional funding in the future in order to support research and development efforts, potential commercialization related activities if any of its product candidates receive marketing approval, as well as to support activities associated with operating as a public company in both the United States and the United Kingdom. Management expects to finance its cash needs through a combination of some, or all, of the following: equity offerings, collaborations, strategic alliances, grants and clinical trial support from government entities, philanthropic, non-government and not for profit organizations and patient advocacy groups, debt financings, and marketing, distribution or licensing arrangements.
After review of the future operating costs of the business in conjunction with the cash held at April 30, 2018, management is confident about the Group’s ability to continue as a going concern and accordingly the interim financial statements have been prepared on a going concern basis.
The Group’s activities and results are not exposed to any seasonality.

Adoption of IFRS 15 Revenue from contracts with customers

IFRS 15 establishes comprehensive guidelines for determining when to recognize revenue and how much revenue to recognize. The Group has adopted this new standard effective February 1, 2018 as required, using the full retrospective transition method in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.
The core principle in that framework is that a company should recognize revenue to depict the transfer of control of promised goods or services to the customer in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. To determine revenue recognition for arrangements that a company determines are within the scope of IFRS 15, a company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the company satisfies a performance obligation.
The Group has assessed the effect of adoption of this standard as it relates to the license and collaboration agreement with Sarepta Therapeutics, Inc. (‘Sarepta’) and the license and commercialization agreement with Eurofarma Laboratórios S.A. ('Eurofarma').
The license and collaboration agreement with Sarepta and the license and commercialization agreement with Eurofarma grant the rights in specific territories to commercialize products in the Group’s utrophin modulator pipeline and ridinilazole, respectively, as well as the provision of the associated research and development activities. Such activities result in a service that is the output of the Group’s ordinary activities. The Group assessed that the revenues from these agreements are in the scope of IFRS 15.

1. Basis of Accounting (continued)

For both of these agreements the Group has assessed that the license to commercialize the Group’s intellectual property is not distinct in the context of the contract and that there is a transformational relationship between the license and the research and development activities delivered as they are highly interrelated elements of the contract. The Group has therefore determined that there is one single performance obligation under IFRS 15 in relation to the license granted and research and development activities, which is the transfer of a license for which the associated research and development activities are completed over time. The transaction price of these agreements includes upfront payments, development and regulatory milestone payments, development cost share income, sales milestones and sales-based royalties. Milestone payments are included in the transaction price only when it becomes highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The relevant transaction price elements are allocated to the performance obligation identified being the transfer of a license for which the associated research and development activities are completed over time. The revenues are recognized over the development period using an output method based on time elapsed, reflecting both the increase in value of the license and the progression of the research and development activities over the development period towards potential commercialization of the product. Sales milestones and sales-based royalties are not yet included in the Group’s revenues since both programs are still in development. The predominant element of the performance obligation that the sales-based royalties relate to is the license granted and hence the revenues will be recognized when the related sales occur.

The license and collaboration agreement with Sarepta also has two further performance obligations: i) the research and clinical development activities relating to the future generation small molecule utrophin modulators; and ii) the license granted to commercialize in Latin America, which is at the option of Sarepta. Since the development, regulatory and sales milestone payments allocated to these additional performance obligations are contingent on future activities, they will therefore only be included in the transaction price and accounted for as revenue when it becomes highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The relevant sales-based royalties will be recognized when the related sales occur, as the license granted is the predominant element of the performance obligation.

Due to the adoption of IFRS 15, the $22.0 million (£17.2 million) development milestone payment the Group received (in May 2017) as part of the license and collaboration agreement with Sarepta, which had previously been recognized in full under IAS 18, is now being recognized as revenue over the development period. Similarly, development cost share income from Sarepta (which commenced in January 2018) under the agreement is now being recognized as revenue over the development period. As a result of this change, £13.1 million of income related to the license and collaboration agreement with Sarepta previously recognized as revenue during the year ended January 31, 2018 is now classified as deferred revenue in the Statement of Financial Position. This adjustment consists of (i) £12.4 million related to the development milestone payment, and (ii) £0.7 million related to development cost share income related to Sarepta’s share of research and development costs incurred in January 2018 (the first month that the cost share component of the agreement was in effect). Whilst IFRS 15 did not impact revenues recognized during the three months ended April 30, 2017, IFRS 15 will impact the historical comparative financials for the fiscal quarters from the three months ended July 31, 2017 onwards.

The Group’s assessment results in no difference in the accounting treatment of the license and commercialization agreement with Eurofarma under IAS 18 and IFRS 15. Revenues recognized relating to the agreement during the year ended January 31, 2018 under IAS 18 related only to the upfront payment, which was initially reported as deferred revenue in the Statement of Financial Position and is being recognized as revenue over the development period. This is consistent with the accounting treatment under IFRS 15.

This change in accounting policy has been reflected retrospectively in the comparative Statement of Financial Position for the year ended January 31, 2018. The opening Statement of Financial Position as at February 1, 2017 is in line with comparative amounts disclosed in the financial statements for the year ended January 31, 2017, as there was no impact of this change in accounting policy on the Statement of Financial Position as at January 31, 2017. There was also no impact of this change in accounting policy on the Statement of Comprehensive Income and Statement of Cash Flows for the three months ended April 30, 2017.

1. Basis of Accounting (continued)

The impact of this change in accounting policy on the unaudited condensed consolidated interim financial statements is an increase in non-current and current deferred revenue, and an increase in accumulated losses reserve. The increase in non-current and current deferred revenue for the year ended January 31, 2018 relates to the difference between the accounting treatment of the Sarepta development milestone payment and development cost share income under IAS 18 and IFRS 15, as described above, and will be recognized as revenue over the remainder of the development period.

Impact on Unaudited Condensed Consolidated Statement of	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Financial Position	£000s	£000s	£000s
Non-current liabilities
Deferred revenue	(18,033)	(27,270)	(9,237)
Current liabilities
Deferred revenue	(10,012)	(13,834)	(3,822)
Accumulated losses reserve	(80,898)	(93,957)	(13,059)

The Group will continue to monitor interpretations released by the IFRS Interpretations Committee and amendments to IFRS 15 and, as appropriate, will adopt these from the effective dates.

Adoption of IFRS 9 Financial Instruments
The Group has adopted IFRS 9 Financial Instruments effective February 1, 2018. There has not been an impact on the Group’s net results or net assets for the three months ended April 30, 2018 and April 30, 2017 as a result of adoption.

Change in accounting policy - Revenue recognition
Revenue is accounted for in line with principles of IFRS 15 Revenue from contracts with customers.
Licensing agreements may consist of multiple elements and provide for varying consideration terms, such as upfront, development, regulatory and sales milestones, sales-based royalties and similar payments. Such arrangements are determined to be within the scope of IFRS 15 and are assessed under the five step model of the standard to determine revenue recognition. The distinct performance obligations within the contract and arrangement transaction price are identified. The fair value of the arrangement transaction price is allocated to the different performance obligations based on the relative stand-alone selling price of those services provided and the performance obligation activities to which the terms of the payments specifically relate to. The allocated transaction price is recognized over the respective performance period of each performance obligation. Amounts received in advance of the revenue recognition criteria being met are initially reported as deferred revenue on the Consolidated Statement of Financial Position and are recognized as revenue over the development period.
Development and regulatory approval milestone payments are included within the allocated transaction price only when it becomes highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Revenues attributable to the development cost share element of a licensing agreement are also recognized over the performance period.
Sales-based royalty income is recognized when the related sales occur, as the license granted is the predominant element of the performance obligation. Sales related milestone payments are recognized in full in the period in which the relevant milestone is achieved, since these payments are inherently received once the development period is completed and the license granted is useable.
See Note 1 ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’ for details of the impact of the initial adoption of IFRS 15.